Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Disclosure of detailed information about change in equity [Table Text Block]

	Attributed to shareholders	Attributed to non-controlling interest	Total equity

Equity at 01.01.2024	3,766	2,113	5,879
Consolidated profit/(loss) for the year	3,239	251	3,490
Impact on hedge reserves	125	4	129
Currency translation differences	33	106	139
Income and expenses recognized directly in equity	158	110	268
Amounts transferred to the income statement	(15)	—	(15)
TOTAL RECOGNIZED INCOME AND EXPENSES	3,382	361	3,743
Cash dividend	(130)	—	(130)
Other dividends	—	(446)	(446)
Treasury share purchases	(701)	—	(701)
CASH DIVIDEND AND TREASURY SHARE PURCHASES	(831)	(446)	(1,277)
Share capital increases/reductions	—	22	22
Share-based remuneration scheme	13	—	13
Other treasury share repurchases	(272)	—	(272)
Other movements	17	(5)	12
OTHER TRANSACTIONS	(242)	17	(225)
Equity at 12.31.2024	6,075	2,045	8,120
Consolidated profit/(loss) for the year	888	262	1,150
Impact on hedge reserves	(75)	(7)	(82)
Currency translation differences	(434)	(186)	(620)
Income and expenses recognized directly in equity	(509)	(193)	(702)
Amounts transferred to the income statement	93	—	93
TOTAL RECOGNIZED INCOME AND EXPENSES	472	69	541
Cash dividend	(156)	—	(156)
Other dividends	—	(368)	(368)
Treasury share purchases	(501)	—	(501)
CASH DIVIDEND AND TREASURY SHARE PURCHASES	(657)	(368)	(1,025)
Share capital increases/reductions	—	6	6
Share-based remuneration scheme	15	—	15
Other treasury share repurchases	—	—	—
Other movements	3	5	8
OTHER TRANSACTIONS	18	11	29
Equity at 12.31.2025	5,908	1,757	7,665

Disclosure of issued capital [text block]

SHARES	NUMBER	PAR VALUE
Opening balance 01.01.2025	729,559,951	7,295,600
Scrip dividend	4,195,421	41,954
Share capital reduction	—	—
CLOSING SHARES 12.31.2025	733,755,372	7,337,554

SHARES	NUMBER	PAR VALUE
Opening balance 01.01.2024	740,688,365	7,406,884
Scrip dividend	12,122,194	121,222
Share capital reduction	(23,250,608)	(232,506)
CLOSING SHARES 12.31.2024	729,559,951	7,295,600

Disclosure of treasury shares [text block]

TRANSACTION PERFORMED/OBJECTIVE	NUMBER OF SHARES PURCHASED	NUMBER OF SHARES APPLIED TO PURPOSE	TOTAL NUMBER OF SHARES
Balance at 12.31.2024			7,753,399
Share capital reduction	—	—	—
Remuneration schemes	—	(502,215)	(502,215)
Treasury shares purchased / applied to purpose	11,006,460	(5,128,453)	5,878,007
Balance at 12.31.2025	11,006,460	(5,630,668)	13,129,191

TRANSACTION PERFORMED/OBJECTIVE	NUMBER OF SHARES PURCHASED	NUMBER OF SHARES APPLIED TO PURPOSE	TOTAL NUMBER OF SHARES
Balance at 12.31.2023			4,759,310
Share capital reduction	19,586,744	(23,250,608)	(3,663,864)
Remuneration schemes	—	(511,587)	(511,587)
Treasury shares purchased / applied to purpose	7,169,540	—	7,169,540
Balance at 12.31.2024	26,756,284	(23,762,195)	7,753,399

Disclosure of distribution of ferrovial individual profit loss [Table Text Block]

Million EUR	2025
Profit/(loss) of Ferrovial SE. (individual company)	894
The Board of Directors proposes to appropriate the profit for the year 2025 in full to (million euros):
Other reserves	894

Disclosure of non group companies with significant ownership interests in subsidiaries [Table Text Block]

FERROVIAL GROUP SUBSIDIARY	NON-GROUP %	NON-GROUP SHAREHOLDER
HIGHWAYS
Autopista Terrassa-Manresa, S.A.	23.72%	Acesa (Autopista Concesionaria Española, S.A.)
LBJ Infrastructure Group Holding LLC	28.33%-17.07%	LBJ Blocker (APG)- Meridiam Infr. S.a.r.l. (MI LBJ)
NTE Mobility Partners Holding LLC	37.03%	Meridiam Infrastrucuture S.a.r.l.
NTE Mobility Partners SEG 3 Holding LLC	28.84%-17.49%	NTE Segments 3 Blocker, Inc. (APG) - Meridiam Infraestructure NTE 3A/3B LLC
I-77 Mobility Partners, LLC	24.58%-3.18%	John Laing I-77 Holco Corp./Aberdeen Infr. Invest.
I-66 Mobility Partners, LLC	29.75%-14.55%	Meridiam Infrastrucuture S.a.r.l. - I-66 Blocker (APG)
CONSTRUCTION
Budimex S.A.	9.8%-6.3%-33.8%	AVIVA OFE Aviva BZ WBK-Nationale Nederlanden OFE-Traded
AIRPORTS
Dalaman	40.00%	YDA Group

FERROVIAL GROUP SUBSIDIARY	NON-GROUP %	NON-GROUP SHAREHOLDER
HIGHWAYS
Autopista Terrassa-Manresa, S.A.	23.72%	Acesa (Autopista Concesionaria Española, S.A.)
LBJ Infrastructure Group Holding LLC	28.33%-17.07%	LBJ Blocker (APG)- Meridiam Infr. S.a.r.l. (MI LBJ)
NTE Mobility Partners Holding LLC	37.03%	Meridiam Infrastrucuture S.a.r.l.
NTE Mobility Partners SEG 3 Holding LLC	28.84%-17.49%	NTE Segments 3 Blocker, Inc. (APG) - Meridiam Infraestructure NTE 3A/3B LLC
I-77 Mobility Partners, LLC	24.58%-3.18%	John Laing I-77 Holco Corp./Aberdeen Infr. Invest.
I-66 Mobility Partners, LLC	29.75%-14.55%	Meridiam Infrastrucuture S.a.r.l. - I-66 Blocker (APG)
CONSTRUCTION
Budimex S.A.	9.8%-6.3%-33.8%	AVIVA OFE Aviva BZ WBK-Nationale Nederlanden OFE-Traded
AIRPORTS
Dalaman	40.00%	YDA Group

Disclosure of most significant group companies in which other shareholders own interest [Table Text Block]

2025	ASSETS	LIABILITIES	SHAREHOLDERS' FUNDS	NET PROFIT/(LOSS)
(Millon euro)
Autopista Terrassa-Manresa, S.A.	565	145	420	29
LBJ Infrastructure Group Holding LLC	1,931	2,204	(274)	37
NTE Mobility Partners Holding LLC	1,886	1,910	(25)	98
NTE Mobility Partners SEG 3 Holding LLC	1,861	1,687	174	72
I-77 Mobility Partners, LLC	621	613	8	26
I-66 Mobility Partners, LLC	5,447	2,398	3,050	9
Budimex	1,952	1,580	372	90
Dalaman	659	383	276	(7)

2024	ASSETS	LIABILITIES	SHAREHOLDERS' FUNDS	NET PROFIT/(LOSS)
(Millon euro)
Autopista Terrassa-Manresa, S.A.	573	138	436	25
LBJ Infrastructure Group Holding LLC	2,197	2,462	(265)	33
NTE Mobility Partners Holding LLC	2,128	2,117	11	101
NTE Mobility Partners SEG 3 Holding LLC	2,129	1,857	272	70
I-77 Mobility Partners, LLC	708	688	20	23
I-66 Mobility Partners, LLC	6,276	2,676	3,600	(4)
Budimex	1,907	1,565	342	74
Dalaman	717	428	289	35

Disclosure of movements equity attributable to non controlling interests [Table Text Block]

Company (Million euro)	Balance at 12.31.2024	Profit/(loss)	Derivatives	Currency translation differences	Dividends	Share capital increase	Other movements	Balance at 12.31.2025
Autopista Terrassa-Manresa, S.A.	103	9	—	—	(12)	—	—	100
LBJ Infrastructure Group Holding LLC	(120)	31	—	15	(49)	—	(1)	(124)
NTE Mobility Partners Holding LLC	4	58	—	—	(71)	—	—	(9)
NTE Mobility Partners Segments 3 LLC	126	62	(6)	(14)	(88)	—	1	81
I-77 Mobility Partners, LLC	5	10	—	—	(13)	—	—	2
I-66 Mobility Partners, LLC	1,595	7	—	(186)	(57)	—	(1)	1,358
FAM Construction LLC (I-66)	14	—	—	(2)	—	6	—	18
Budimex	196	91	—	3	(77)	(1)	1	213
Dalaman	109	(5)	—	—	—	—	—	104
Others	13	(1)	(1)	(2)	(1)	1	5	14
TOTAL	2,045	262	(7)	(186)	(368)	6	5	1,757

Company (Million euro)	Balance at 12.31.2023	Profit/(loss)	Derivatives	Currency translation differences	Dividends	Share capital increase	Other movements	Balance at 12.31.2024
Autopista Terrassa-Manresa, S.A.	93	8	2	—	—	—	—	103
LBJ Infrastructure Group Holding LLC	(96)	28	—	(7)	(45)	—	—	(120)
NTE Mobility Partners Holding LLC	5	59	—	—	(61)	—	1	4
NTE Mobility Partners Segments 3 LLC	131	60	2	8	(75)	—	—	126
I-77 Mobility Partners, LLC	74	9	—	2	(79)	—	(1)	5
I-66 Mobility Partners, LLC	1,571	(3)	—	101	(70)	—	(4)	1,595
FAM Construction LLC (I-66)	—	(9)	—	2	—	22	(1)	14
Budimex	234	77	—	—	(111)	—	(4)	196
Dalaman	86	24	(1)	—	—	—	—	109
Others	15	(2)	1	—	(5)	—	4	13
TOTAL	2,113	251	4	106	(446)	22	(5)	2,045